INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - Finance results (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Financial costs
Interest expenses with the Parents			$ (426,667)	$ (638,132)
Interest expenses			(15,578,825)	(9,415,805)
Financial commissions			(2,022,431)	(2,052,083)
Financial Costs			(18,027,923)	(12,106,020)
Other financial results
Exchange differences generated by assets			(16,859,096)	13,896,264
Exchange differences generated by liabilities			11,615,309	(22,723,875)
Changes in fair value of financial assets or liabilities and other financial results			(2,926,589)	707,870
Net gain of inflation effect on monetary items			591,976	2,040,224
Other finance results			(7,578,400)	(6,079,517)
Total net financial results	$ (7,577,828)	$ (4,784,248)	$ (25,606,323)	$ (18,185,537)